Cover	Apr. 16, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 16, 2024
Entity File Number	1-3382
Entity Registrant Name	DUKE ENERGY PROGRESS, LLC
Entity Central Index Key	0000017797
Entity Tax Identification Number	56-0165465
Entity Incorporation, State or Country Code	NC
Entity Address, Address Line One	411 Fayetteville Street
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27601
City Area Code	704
Local Phone Number	382-3853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Duke Energy Progress Nc Storm Funding [Member]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 16, 2024
Entity File Number	333-276553-01
Entity Registrant Name	DUKE ENERGY PROGRESS SC STORM FUNDING LLC
Entity Central Index Key	0001881229
Entity Tax Identification Number	99-0724467
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	411 Fayetteville Street
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27601
City Area Code	704
Local Phone Number	382-3853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false